MARKETABLE SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized cost	$ 1,047	$ 1,048
Available-for-sale Securities, Gross Unrealized Loss, Total	0	0
Available-for-sale Securities, Gross Unrealized Gain, Total	327	173
Market value	1,374	1,221
Government Bonds [Member]
Amortized cost	407	407
Available-for-sale Securities, Gross Unrealized Loss, Total	0	0
Available-for-sale Securities, Gross Unrealized Gain, Total	3	20
Market value	410	427
Commercial Bonds [Member]
Amortized cost	190	192
Available-for-sale Securities, Gross Unrealized Loss, Total	0	0
Available-for-sale Securities, Gross Unrealized Gain, Total	25	45
Market value	215	237
Equity Securities [Member]
Amortized cost	450	449
Available-for-sale Securities, Gross Unrealized Loss, Total	0	0
Available-for-sale Securities, Gross Unrealized Gain, Total	299	108
Market value	$ 749	$ 557